Cover	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Entity Information [Line Items]
Entity Registrant Name	Carlyle Tactical Private Credit Fund
Entity Central Index Key	0001725472
Current Fiscal Year End Date	--12-31